Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Unsecured Credit Facility [Member]
Related Party Transactions [Line Items]
Advance to related party		$ 1,000
NUAG [Member]
Related Party Transactions [Line Items]
Cost for services rendered and expenses incurred			$ 900	$ 1,000
TIN [Member]
Related Party Transactions [Line Items]
Cost for services rendered and expenses incurred			$ 150	$ 300
Advance to related party		$ 500
Shares received (in Shares)		350,000
TIN [Member] | Unsecured Credit Facility [Member]
Related Party Transactions [Line Items]
Advance to related party	$ 500